Income Taxes (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Domestic	$ (11,601)	$ (10,780)
Foreign	(103)	(281)
Total	$ (11,704)	$ (11,061)